ACQUISITION, DISPOSITION AND DECONSOLIDATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
ACQUISITION, DISPOSITION AND DECONSOLIDATION
ACQUISITION, DISPOSITION AND DECONSOLIDATION

NOTE 3 — ACQUISITION, DISPOSITION AND DECONSOLIDATION

Continental Resources Group, Inc.

On July 22, 2011, the Company, Continental Resources Acquisition Sub Inc. (“Acquisition Sub”) and Continental Resources Group Inc. (“Continental”) entered into a Purchase Agreement and, through Acquisition Sub, completed the purchase of substantially all of the assets of Continental.

On February 12, 2013 the SEC declared the Company’s registration statement on Form S-1 effective. The registration statement satisfied a condition of the liquidation of Continental. As a result of the effectiveness of the Form S-1 registration statement, Continental completed its plan of liquidation, including the distribution of 76,095,215 of the Company’s shares on a pro rata basis to Continental shareholders of record as of March 1, 2013.

Sale of Uranium Exploration Properties

On January 26, 2012, the Company and American Strategic Minerals Corp. (“Amicor”) entered into an Option Agreement whereby Amicor acquired the option to purchase all uranium properties and claims (the “Option”) from the Company for a purchase price of $10.00 in consideration for the issuance of (i) 10,000,000 shares of Amicor’s common stock and (ii) a six month promissory note in the principal amount of $1,000,000. Pursuant to the Option, the consideration received by the Company for the option was non-refundable.

In 2012, $930,000 of the principal amount of note was paid. Under the terms of the note, Amicor was required to pay the balance of the note upon completion of a private placement totaling $1,000,000 or more on or before July 26, 2012. The $1,000,000 private placement was not completed by that date and thus Amicor was not required to pay the final $70,000 due under the note. Accordingly, no amounts under the note receivable from Amicor are currently outstanding.

Between February 2012 and January 2013, the Company sold all 10,000,000 shares of Amicor common stock it owned in private transactions and generated net proceeds of $1,641,933. In October 2012, Amicor changed its name to Marathon Patent Group, Inc.

Sale of Gold Exploration Properties

A wholly-owned subsidiary of the Company, Red Battle Corp. (“Red Battle”), a Delaware corporation, was formed on April 30, 2012 to hold all of the outstanding membership interests of Arttor Gold and Noble Effort, then subsidiaries of the Company which owned the Red Battle and North Battle Mountain gold exploration properties. The Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) on May 24, 2012 with Valor Gold Corp. and Valor Gold Acquisition Corp., a wholly-owned subsidiary of Valor Gold Corp., for the purpose of divesting its Red Rocks and North Battle Mountain gold properties. As a result of this transaction, Red Battle, together with Arttor Gold and Noble Effort were sold to Valor Gold.

The Merger effectively resulted in the sale of the Company’s two Lander County, Nevada exploration properties, Red Rock Mineral Prospect (including the Centerra Prospect), and North Battle Mountain Mineral Prospect, to Valor Gold for (i) $2,000,000 in cash (the “Cash Consideration”), (ii) a 5% promissory note in the principal amount of $500,000 due 18 months following the issuance date and (iii) 25,000,000 shares of Valor Gold’s common stock.

In November 2012, the Company collected the full balance of the note receivable $500,000 plus accrued interest from Valor Gold.

Prior to the Merger, certain entities under the control of Barry Honig, a director of the Company, and Mr. Honig’s family members held 5,600,003 shares of Valor Gold. Additionally, another shareholder of the Company held 750,000 shares of Valor Gold prior to the Merger. Contemporaneously with the closing of the Merger, this shareholder purchased 1,250,000 shares of Valor Gold’s common stock in a private placement by Valor Gold. Additionally, entities under Mr. Honig’s control purchased 5,000,000 shares of Valor Gold’s Series A Preferred Stock in the Valor Gold private placement.

The issuance of 25,000,000 shares of Valor Gold’s common stock to the Company accounted for approximately 38.6% of the total issued and outstanding common stock of Valor Gold as of May 24, 2012. Between February 2013 and May 2013, the Company sold all 25,000,000 shares it owned of Valor Gold common stock in private transactions which generated net proceeds of $1,505,000. As of September 30, 2013, the Company no longer owns any shares in Valor Gold.

NOTE 3 – ACQUISITION, DISPOSITION AND DECONSOLIDATION

Continental Resources Group, Inc.

On July 22, 2011, the Company, Acquisition Sub and Continental entered into a Purchase Agreement and, through Acquisition Sub, closed on the purchase of substantially all of the assets of Continental in consideration for (i) shares of the Company’s common stock equal to eight shares of the Company’s Common stock for every 10 shares of Continental’s common stock outstanding; (ii) the assumption of the outstanding warrants to purchase shares of Continental’s common stock equal to one warrant to purchase eight shares of the Company’s common stock for every warrant to purchase ten shares Continental’s common stock outstanding at an exercise price equal to such amount as is required pursuant to the terms of the outstanding warrants, and (iii) the assumption of Continental’s 2010 Equity Incentive Plan and all options granted and issued equal to one option to purchase eight shares of the Company’s common stock for every option to purchase 10 shares of Continental’s common stock outstanding with a strike price equal to such amount as is required pursuant to the terms of the outstanding option. Upon the closing of the asset sale, Acquisition Sub assumed the Assumed Liabilities (as defined in the Purchase Agreement) of Continental. Under the terms of the Purchase Agreement, the Company purchased from Continental substantially all of its assets, including, but not limited to, 100% of the outstanding shares of common stock of Continental’s wholly-owned subsidiaries (Green Energy Fields, Inc., and ND Energy, Inc.).

The Company issued 76,095,215 shares of its common stock, warrants to purchase 41,566,999 shares of common stock, and options to purchase 2,248,000 shares of common stock following the transaction to acquire substantially all of the assets of Continental. Consequently, the issuance of 76,095,215 shares of the Company’s common stock to Continental accounted for approximately 67% of the total issued and outstanding stock of the Company as of July 22, 2011 and the Company had become a majority-owned subsidiary of Continental. Effective February 2012, the Company was considered to be an equity method investee as a result of the decrease in Continental’s ownership interest to less than 50% which is accounted for under the equity method of accounting.

As of December 31, 2012, Continental held a 28.54% interest in the Company. See Note 17- Subsequent Events regarding the dissolution of Continental and distribution of the Company’s shares held by Continental to its shareholders of record on March 1, 2013.

The issuance of 76,095,215 shares of common stock and the issuance of warrants to purchase 41,566,999 shares of common stock and options to purchase 2,248,000 shares of common stock were valued at $14,857,676 which primarily represents the fair value of the net asset acquired from Continental of cash of $11,164,514, a note receivable of $2,000,000, prepaid expenses and other current assets of $1,904,997 and assumed liabilities of $293,659. The Company valued the transaction under ASC 805-50-30-2, “Business Combinations” whereby if the consideration is not in the form of cash, the measurement is based on either the cost which shall be measured based on the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and thus more reliably measurable. The Company deemed that the fair value of the net assets of Continental amounting to $14,857,676 is more clearly evident and more reliable measurement basis.

Prior to the asset purchase agreement, Barry Honig, the Company’s director and then Chairman, held 2,685,000 shares of Continental directly and certain entities under Mr. Honig’s control and family members held 3,075,838 shares of Continental. Additionally, one of the shareholders of the Company held 4,569,252 shares of Continental prior to such agreement. Although there was common ownership between the Company and Continental, through the Company's Board Member and a stockholder, such collective interests in the Company only accounted for a total of 15% upon the consummation of the asset purchase agreement.

Accordingly, pursuant to ASC 805, the Company applied push–down accounting and adjusted to fair value all of the assets and liabilities directly on the financial statements of the subsidiary, Acquisition Sub. The net purchase price paid by the Company was allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Current assets (including cash of $11,164,514)	$13,069,511
Note receivable	2,000,000
Prepaid expenses – long term portion	41,912
Property and equipment	39,912

Liabilities assumed (including a 12% note payable of $50,000)	(293,659)

Net purchase price	$14,857,676

On July 18, 2011, the Company borrowed $2,000,000 from Continental, and issued it an unsecured 6% promissory note. On July 22, 2011, in connection with the asset purchase agreement, the Company acquired the note receivable which was payable to Continental and included the acquisition of the $2,000,000 note receivable as part of the purchase price allocation. Accordingly, the acquired note receivable was eliminated against the note payable on the Company’s financial statements.

The Purchase Agreement constitutes a plan of reorganization within the meaning of Treasury Regulations Section 1.368-2(g) and constitutes a plan of liquidation of Continental. The Company agreed to file a registration statement under the Securities Act of 1933, as amended (“Securities Act”) in connection with liquidation of Continental no later than 30 days following (i) the closing date of the asset sale or (ii) the date that Continental delivered or filed its audited financial statements for the fiscal year ended March 31, 2011, and to distribute the registered shares to its shareholders as part of its liquidation. The Company agreed to use its best efforts to cause such registration to be declared effective within 12 months following the closing date of the asset sale.

The Company had agreed to pay liquidated damages of 1% per month, up to a maximum of 5%, in the event that the Company failed to file or was unable to cause the registration statement to be declared effective. Continental was expected to liquidate on or prior to July 1, 2012.

In August 2012, the Company entered into an Amendment Agreement with Continental and Acquisition Sub whereby the parties agreed to amend the Asset Purchase Agreement to remove the liquidated damages provision associated with the registration rights obligations of the Company. Such registration statement was declared effective in February 2013, and as a result, Continental has started the process of distribution of the Company’s shares as of March 22, 2013 and expects to complete the distribution as soon as practicable (see Note 17).

Continental Resources Acquisition Sub, Inc.

On January 26, 2012, the Company and Amicor entered into an Option Agreement whereby Amicor acquired the option to purchase all uranium properties and claims (the “Option”) from the Company for a purchase price of $10.00 in consideration for the issuance of (i) 10,000,000 shares of Amicor’s common stock and (ii) a six month promissory note in the principal amount of $1,000,000. Pursuant to the Option, the consideration received by the Company was non-refundable. The Company and Amicor amended the Option on April 24, 2012 and May 3, 2012 in order to extend the termination date of the Option. On June 11, 2012, Amicor notified the Company of its decision to exercise the Option. The Company and Amicor effected the exercise of the Option, through the assignment of the Company’s wholly-owned subsidiary, Acquisition Sub, which was the owner of 100% of the issued and outstanding common stock of each of Green Energy Fields, Inc., a Nevada corporation (“Green Energy”) (which was the owner of 100% of the issued and outstanding common stock of CPX Uranium, Inc.) and ND Energy, Inc., a Delaware corporation (“ND Energy”). Additionally, ND Energy and Green Energy held a majority of the outstanding membership interests of Secure Energy LLC. As a result of the assignment, Acquisition Sub is no longer a subsidiary of the Company.

In 2012, $930,000 of the principal amount of note was paid. Under the terms of the note, Amicor was required to pay the balance of the note upon completion of a private placement totaling $1,000,000 or more on or before July 26, 2012. The $1,000,000 private placement was not completed by that date thus Amicor was not required to pay the final $70,000 due under the note. No amounts under the note receivable from Amicor were outstanding at December 31, 2012.

The Company accounted for such transaction pursuant to ASC 845-10, “Nonmonetary Transactions” and related subtopics for an exchange of a nonmonetary asset for a non controlling ownership interest in a second entity. Since the Company received cash in the exchange of its nonmonetary assets and the cash received was greater than 25% of the fair value of the assets exchanged, the transaction was considered a monetary exchange and full or partial gain recognition is required. The fair value of the uranium mining claims exchanged approximates the Company’s carrying value which amounted to $0. In accordance with ASC 845-10, the Company recognized a gain from the sale of uranium assets of $930,000 which represents the cash collected on the note as of December 31, 2012. The Company has no actual or implied commitment, financial or otherwise, to support the operations of the new entity in any manner and the Company planned to liquidate its investment in Amicor. Consequently, the Company treated its investment in Amicor as marketable securities - available for sale with an initial basis of $0. Between February 2012 and December 2012, the Company sold 8,486,667 shares of Amicor’s common stock under private transactions and generated net proceeds of $1,490,600 and recorded a realized gain – available for sale securities of $1,490,600 during the year ended December 31, 2012. Additionally, in January 2013, the Company sold an aggregate of 1,513,333 shares of Amicor’s common stock in a private transaction and generated net proceeds of $151,333 (see Note 17). In October 2012, Amicor changed its name to Marathon Patent Group, Inc.

David Rector, a former member of the Company's Board of Directors, was a former director of Amicor. Joshua Bleak, Continental's Chief Executive Officer and director, was a former director of Amicor. On March 8, 2013, Mr. Rector and Mr. Bleak tendered their resignations as members of the Board of Amicor.

Red Battle Corp.

On May 24, 2012, the Company and Red Battle entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Valor Gold Corp., a Delaware corporation ("Valor Gold"), and Valor Gold Acquisition Corp., a Delaware corporation and a wholly-owned subsidiary of Valor Gold (the "Buyer"). The Merger Agreement provides for, upon the terms and subject to the conditions in the Merger Agreement, the merger of the Buyer with and into Red Battle with Red Battle continuing as the surviving entity and the corporate existence of the Buyer ceasing (the "Merger"). The Merger effectively resulted in the sale of the Company’s two Lander County, Nevada exploration properties, Red Rock Mineral Prospect (including Centerra Prospect), and North Battle Mountain Mineral Prospect, to Valor Gold for (i) $2,000,000 in cash (the “Cash Consideration”), (ii) a 5% promissory note in the principal amount of $500,000 due 18 months following the issuance date and (iii) 25,000,000 shares of Valor Gold’s common stock. As further consideration for the Merger, (i) Arthur Leger, the Company’s former Chief Geologist, agreed to surrender to the Company for cancellation of 1,750,000 shares of the Company’s common stock; (ii) Arthur Leger agreed to grant, as lessor, a 1% net smelter returns production royalty on all minerals produced from certain claims under the Red Rock Mineral Prospect and North Battle Mountain Mineral Prospect leases to the Company; and (iii) Mr. Leger agreed to defer certain royalty payments under the terms of the Lease Agreements with Arttor Gold related to the Red Rocks and North Battle Mineral Prospect Properties. Under the terms of the note, all outstanding principal, together with all accrued but unpaid interest, is payable upon the earlier of: (i) the closing of one or more private placements of the Valor Gold’s securities in which Valor Gold receives gross proceeds of at least $7,500,000 or (ii) 18 months following the issuance of the note.

In November 2012, the Company collected the full balance of the note receivable $500,000 plus accrued interest from Valor Gold. As of December 31, 2012, the note and interest receivables were $0.

Prior to the Merger, certain entities under the control of Barry Honig, a director of the Company, and Mr. Honig’s family members held 5,600,003 shares of Valor Gold. Additionally, one of the shareholders of the Company held 750,000 shares of Valor Gold prior to the Merger. Contemporaneously with the closing of the Merger, such shareholder purchased 1,250,000 shares of Valor Gold’s common stock in a private placement by Valor Gold. Additionally, entities under Mr. Honig’s control purchased 5,000,000 shares of Valor Gold’s Series A Preferred Stock in the Valor Gold private placement.

Assuming the conversion into common stock of Valor Gold’s Series A Preferred Stock both the interest of the aforementioned shareholder and entities controlled by Mr. Honig in Valor Gold would account for 18% of Valor Gold’s issued and outstanding common stock at the closing of the Merger. In addition to being large shareholders of the Company and Valor Gold, both the shareholder and Mr. Honig, as well as, entities controlled by Mr. Honig, directly and indirectly, may influence the Company’s decisions with respect to voting of the 25,000,000 shares of Valor Gold owned by the Company, through their investments in both the Company and Valor Gold. Mr. Honig has served as co-Chairman of the Company and currently is a director of the Company. Accordingly, the Company and Mr. Honig are considered to be founders and “promoters” of Valor Gold as defined under the Securities Act. As a result of such shareholder and Mr. Honig, as well as entities controlled by Mr. Honig, being among the largest shareholders of the Company and Valor Gold, there may exist certain conflicts of interest with respect to the business and affairs of each of these companies. The Company believes that the shareholder and Mr. Honig, as well as entities controlled by Mr. Honig, are independent private investors who have no agreements, arrangements or understandings with respect to the ownership or control over any of these companies.

The Company also considered the guidance in ASC 805 “Business Combination” (formerly EITF 02-5 “Common Control”), that the Merger Agreement was not treated as a common control transaction as there was no group of shareholders that held more than 50% of the voting ownership interest of each entity with contemporaneous written evidence of an agreement to vote a majority of the entities’ shares in concert.

The Company accounted for the 25,000,000 shares of Valor Gold’s common stock under ASC 845-10-S99, “Transfer of Nonmonetary Assets by Promoters or Shareholders” whereby the transfer of nonmonetary assets to a company by its promoters or shareholders in exchange for stock prior to or at the time of the company's initial public offering normally should be recorded at the transferors' historical cost basis determined under US GAAP. The Company recorded the 25,000,000 shares of Valor Gold at the historical cost basis of the nonmonetary assets transferred which amounted to $83,333. As a result of this transaction, during the year ended December 31, 2012, the Company recognized a gain from the sale of its subsidiaries of $2,500,000 as described above which represents the cash and note consideration to the Company pursuant to the Merger Agreement.

Consequently, the issuance of 25,000,000 shares of Valor Gold’s common stock to the Company accounted for approximately 38.6% of the total issued and outstanding common stock of Valor Gold as of May 24, 2012. As a result of the Company’s ownership interest of more than 20% of Valor Gold, the Company is considered to be an equity method investor which is accounted for under equity method of accounting. As of December 31, 2012 the Company holds a 32.4% interest in Valor Gold. The Company recorded its share of Valor Gold’s net loss which amounted to $83,333 using the equity method of accounting and such investment has been reduced to $0. Under ASC 323-10-35 “Investments – Equity Method”, the equity method investor shall discontinue applying the equity method when the investment has been reduced to zero and shall not provide for additional losses, unless the equity method investor provides or commits to provide additional funds to the investee, has guaranteed obligations of the investee, or is otherwise committed to provide further financial support to the investee. The Company is not obligated or committed to provide additional funds or further financial support to Valor Gold and as such the Company shall not record additional share of losses of Valor Gold upon reducing such investment to $0.

In February 2013 the Company sold an aggregate of 3,000,000 shares of Valor Gold’s common stock in a private transaction and generated net proceeds of $300,000 (see Note 17).